Share-based payments - Non-vested shares (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) $ / shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) $ / shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 $ / shares
Share-based Payments
Share based payment expenses recognized | ¥	¥ 1,010,013		¥ 951,048		¥ 688,083
Employees
Share-based Payments
Share based payment expenses recognized | ¥	¥ 247,648		¥ 317,503		¥ 65,165
Restricted shares
Share-based Payments
Non-vested ordinary shares granted to executive officers, employees, members of Audit Committee and consultants (in shares) | shares	1,583,290		1,628,542		2,418,556
Non-vested shares movement
Outstanding at the beginning of the period | shares	2,991,693		3,399,817
Granted | shares	1,583,290		1,628,542		2,418,556
Vested | shares	(1,156,264)		(1,481,693)
Forfeited | shares	(782,945)		(554,973)
Outstanding at the end of the period | shares	2,635,774		2,991,693		3,399,817
Restricted shares | Employees
Share-based Payments
Aggregate fair value of the restricted shares at grant dates | ¥	¥ 1,357,118		¥ 956,864
Share based payment expenses recognized | ¥	611,572		518,026		¥ 617,192
2012 Stock Incentive Plan | Restricted shares
Share-based Payments
Aggregate fair value of the restricted shares at grant dates | ¥					¥ 693,266
Unrecognized compensation cost related to non-vested shares | ¥	¥ 1,405,731	¥ 1,405,731	¥ 1,082,970	¥ 1,082,970
Weighted-average vesting period over which unrecognized compensation cost is to be recognized	2 years 9 months 14 days
Weighted average granted fair value per share of non-vested shares granted during the year (in dollars per share) | (per share)	¥ 857.15	¥ 132.92	¥ 587.56	¥ 87.13	¥ 286.64	$ 41.43
2012 Stock Incentive Plan | Restricted shares | Employees
Share-based Payments
Forfeiture rate (as a percent)	29.00%		28.00%		25.00%